Assets Held for Sale - Disclosure for Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Held for Sale [Line Items]
Cash and cash equivalents	$ 305,498	$ 344,926	$ 67,716
Trade and other receivables	50,260	55,872
Current	201,622	208,290
Mineral properties, plant and equipment	2,497,919	1,858,723
Other non-current assets	25,613	13,474
Total assets	3,967,361	2,673,400
Accounts payable and accrued liabilities	(190,116)	(130,543)
Derivative liabilities	(77,699)	(63,993)
Reclamation and closure cost provision	(95,565)	(117,103)
Deferred tax liabilities	(312,198)	(229,860)
Other non-current liabilities	(50,514)	(32,769)
Total liabilities	1,382,016	1,224,877
Assets and liabilities classified as held for sale
Assets Held for Sale [Line Items]
Cash and cash equivalents	4,575
Trade and other receivables	6,878
Current	12,935
Mineral properties, plant and equipment	183,137
Other non-current assets	13
Total assets	207,538
Accounts payable and accrued liabilities	(13,282)
Derivative liabilities	(39,986)
Reclamation and closure cost provision	(11,863)
Deferred tax liabilities	(18,084)	$ 0
Other non-current liabilities	(2,530)
Total liabilities	85,745
Net assets held for sale	$ 121,793